Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett
Alpha Strategy Fund
Durable Growth Fund
Focused Growth Fund
Focused Large Cap Value Fund
Focused Small Cap Value Fund
Fundamental Equity Fund
Global Equity Research Fund
Growth Leaders Fund
Health Care Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Micro Cap Growth Fund
Value Opportunities Fund

For the period ended July 31, 2021

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – ALPHA STRATEGY FUND July 31, 2021

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.01%
Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	4,278,783	$171,322
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I(d)	2,830,379	90,176
Lord Abbett Securities Trust - International Opportunities Fund - Class I*(d)	8,148,292	180,485
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(d)	3,533,626	82,369
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	8,040,165	177,044
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	7,736,482	183,664
Total Investments in Underlying Funds (cost $701,325,351)		885,060
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.09%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $802,300 of U.S. Treasury Note at 0.375% due 07/15/2024; value: $802,548; proceeds: $786,754 (cost $786,754)	$787	$787
Total Investments in Securities 100.10% (cost $702,112,105)		885,847
Other Assets and Liabilities - Net (0.10%)		(869)
Net Assets 100.00%		$884,978

*	Non-income producing security.
(a)	Affiliated issuers.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$885,060	$–	$–	$885,060
Short-Term Investments
Repurchase Agreements	–	787	–	787
Total	$885,060	$787	$–	$885,847

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – DURABLE GROWTH FUND July 31, 2021

Investments	Shares		Fair Value (000)
COMMON STOCKS 98.68%

Aerospace & Defense 2.19%
Airbus SE*(a)	EUR	12,648	$1,735
CAE, Inc. (Canada)*(b)		76,175	2,326
TransDigm Group, Inc.*		4,955	3,176
Total			7,237

Automobiles 0.90%
Tesla, Inc.*		4,347	2,987

Banks 0.98%
First Republic Bank		16,541	3,226

Beverages 1.84%
Brown Forman Corp. Class B		19,805	1,405
Coca-Cola Co. (The)		82,138	4,684
Total			6,089

Biotechnology 2.00%
Genmab A/S ADR*		49,939	2,250
Natera, Inc.*		21,862	2,504
Seagen, Inc.*		12,241	1,878
Total			6,632

Capital Markets 0.82%
Moody’s Corp.		7,206	2,710

Chemicals 0.95%
Air Products & Chemicals, Inc. 10,770			3,134

Construction Materials 0.98%
Vulcan Materials Co.		17,970	3,234

Containers & Packaging 1.16%
Avery Dennison Corp.		9,748	2,054
Ball Corp.		22,026	1,781
Total			3,835

Entertainment 2.75%
Activision Blizzard, Inc.		23,346	1,952
Netflix, Inc.*		9,733	5,038
Walt Disney Co. (The)*		11,893	2,093
Total			9,083
Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 1.62%
SBA Communications Corp.	15,669	$5,343

Food & Staples Retailing 0.71%
Walmart, Inc.	16,429	2,342

Health Care Equipment & Supplies 6.12%
Align Technology, Inc.*	6,388	4,445
Danaher Corp.	11,948	3,554
DexCom, Inc.*	7,333	3,780
Intuitive Surgical, Inc.*	3,728	3,696
West Pharmaceutical Services, Inc.	5,924	2,439
Zimmer Biomet Holdings, Inc.	14,207	2,322
Total		20,236

Health Care Technology 0.51%
Veeva Systems, Inc. Class A*	5,105	1,699

Hotels, Restaurants & Leisure 1.89%
Airbnb, Inc. Class A*	3,829	551
Chipotle Mexican Grill, Inc.*	1,994	3,716
Hilton Worldwide Holdings, Inc.*	15,115	1,987
Total		6,254

Industrial Conglomerates 1.50%
Honeywell International, Inc.	11,171	2,612
Roper Technologies, Inc.	4,754	2,336
Total		4,948

Information Technology Services 9.78%
Fidelity National Information
Services, Inc.	24,743	3,688
Genpact Ltd.	52,675	2,624
Global Payments, Inc.	10,738	2,077
Mastercard, Inc. Class A	21,942	8,468
PayPal Holdings, Inc.*	29,777	8,204
Twilio, Inc. Class A*	7,470	2,791
Visa, Inc. Class A	18,192	4,482
Total		32,334

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – DURABLE GROWTH FUND July 31, 2021

Investments	Shares	Fair Value (000)
Interactive Media & Services 12.84%
Alphabet, Inc. Class A*	7,759	$20,907
Facebook, Inc. Class A*	42,200	15,036
Match Group, Inc.*	21,417	3,411
Snap, Inc. Class A*	41,846	3,114
Total		42,468

Internet & Direct Marketing Retail 7.55%
Amazon.com, Inc.*	7,501	24,960

Life Sciences Tools & Services 0.77%
Repligen Corp.*	10,400	2,555

Machinery 0.78%
Stanley Black & Decker, Inc.	13,028	2,567

Personal Products 1.16%
Estee Lauder Cos., Inc. (The) Class A	11,498	3,838

Pharmaceuticals 3.80%
AstraZeneca plc ADR	39,007	2,233
Eli Lilly & Co.	22,481	5,474
Zoetis, Inc.	24,049	4,875
Total		12,582

Road & Rail 1.94%
Norfolk Southern Corp.	9,330	2,406
Old Dominion Freight Line, Inc.	11,853	3,190
Uber Technologies, Inc.*	19,144	832
Total		6,428

Semiconductors & Semiconductor Equipment 6.84%
Analog Devices, Inc.	21,200	3,549
Lam Research Corp.	6,475	4,127
NVIDIA Corp.	49,884	9,727
NXP Semiconductors NV (Netherlands)(b)	12,159	2,510
QUALCOMM, Inc.	18,166	2,721
Total		22,634
Investments	Shares	Fair Value (000)
Software 15.85%
DocuSign, Inc.*	8,097	$2,413
Microsoft Corp.	113,389	32,306
RingCentral, Inc. Class A*	14,074	3,762
salesforce.com, Inc.*	27,446	6,640
ServiceNow, Inc.*	8,830	5,191
Splunk, Inc.*	14,245	2,022
UiPath, Inc. Class A*(c)	1,345	84
Total		52,418

Specialty Retail 3.40%
Burlington Stores, Inc.*	13,641	4,567
Home Depot, Inc. (The)	20,318	6,668
Total		11,235

Technology Hardware, Storage & Peripheral 5.02%
Apple, Inc.	113,739	16,590

Textiles, Apparel & Luxury Goods 2.03%
NIKE, Inc. Class B	40,050	6,709
Total Common Stocks (cost $268,909,819)		326,307

	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.40%

Repurchase Agreements 1.02%
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $4,647,900 of U.S. Treasury Note at 0.375% due 07/15/2024; value: $4,649,336; proceeds: $4,558,116 (cost $4,558,116)	$4,558	4,558

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – DURABLE GROWTH FUND July 31, 2021

Investments	Shares	Fair Value (000)
Money Market Funds 0.02%
Fidelity Government Portfolio(d) (cost $77,144)	77,144	$77

Time Deposits 0.00%
CitiBank N.A.(d) (cost $8,572)	8,572	9
Total Short-Term Investments (cost $4,643,832)		4,644
Total Investments in Securities 100.18% (cost $273,553,651)		330,951
Other Assets and Liabilities - Net (0.08)%		(272)
Net Assets 100.00%		$330,679

EUR	Euro Currency.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Auto Parts: Original Equipment	$146,888	$1,735	$–	$148,623
Remaining Industries	177,684	–	–	177,684
Short-Term Investments
Repurchase Agreements	–	4,558	–	4,558
Money Market Funds	77	–	–	77
Time Deposits	–	9	–	9
Total	$324,649	$6,302	$–	$330,951

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FOCUSED GROWTH FUND July 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.37%

Aerospace & Defense 3.12%
Axon Enterprise, Inc.*	8,579	$1,596

Apparel 3.13%
NIKE, Inc. Class B	9,579	1,605

Banks 1.24%
SVB Financial Group*	1,155	635

Biotechnology 1.09%
Intellia Therapeutics, Inc.*	3,927	557

Business Services 2.29%
PayPal Holdings, Inc.*	4,252	1,172

Commercial Services & Supplies 2.06%
Copart, Inc.*	7,177	1,055

Computer Hardware 7.32%
Apple, Inc.	18,375	2,680
EPAM Systems, Inc.*	1,904	1,066
Total		3,746

Computer Software 12.28%
DocuSign, Inc.*	3,772	1,124
HubSpot, Inc.*	1,683	1,003
Microsoft Corp.	14,601	4,160
Total		6,287

Electrical Equipment 11.14%
Advanced Micro Devices, Inc.*	15,050	1,598
Applied Materials, Inc.	11,302	1,582
NVIDIA Corp.	12,940	2,523
Total		5,703

Electrical: Household 2.98%
Generac Holdings, Inc.*	3,640	1,527

Electronic Equipment, Instruments & Components 3.06%
Trimble, Inc.*	18,328	1,567
Investments	Shares	Fair Value (000)
Entertainment 1.96%
Live Nation Entertainment, Inc.*	12,732	$1,004

Health Care Equipment & Supplies 2.46%
IDEXX Laboratories, Inc.*	1,858	1,261

Health Care Products 6.43%
Align Technology, Inc.*	2,670	1,858
Intuitive Surgical, Inc.*	1,447	1,434
Total		3,292

Information Technology Services 2.10%
Visa, Inc. Class A	4,375	1,078

Interactive Media & Services 1.69%
Match Group, Inc.*	5,418	863

Personal Products 1.79%
Estee Lauder Cos., Inc. (The) Class A	2,745	916

Road & Rail 0.81%
Uber Technologies, Inc.*	9,567	416

Semiconductors & Semiconductor Equipment 1.86%
Lam Research Corp.	1,494	952

Software 2.90%
Crowdstrike Holdings, Inc. Class A*	5,859	1,486

Specialty Retail 2.02%
Home Depot, Inc. (The)	3,155	1,036

Technology 24.64%
Alphabet, Inc. Class A*	1,629	4,389
Amazon.com, Inc.*	359	1,195
Facebook, Inc. Class A*	7,875	2,806
Roku, Inc.*	3,068	1,314
Shopify, Inc. Class A (Canada)*(a)	756	1,134
Snap, Inc. Class A*	23,950	1,782
Total		12,620
Total Common Stocks (cost $41,578,289)		50,374

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FOCUSED GROWTH FUND July 31, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 1.88%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $935,000 of U.S. Treasury Note at 2.625% due 06/30/2023; value: $980,500; proceeds: $961,211 (cost $961,211)	$961	$961
Total Investments in Securities 100.25% (cost $42,539,500)		51,335
Other Assets and Liabilities - Net (0.25)%		(127)
Net Assets 100.00%		$51,208

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$50,374	$–	$–	$50,374
Short-Term Investments
Repurchase Agreements	–	961	–	961
Total	$50,374	$961	$–	$51,335

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FOCUSED LARGE CAP VALUE FUND July 31, 2021

COMMON STOCKS 99.00%

Aerospace & Defense 6.28%
Lockheed Martin Corp.	47,030	$17,480
Raytheon Technologies Corp.	236,290	20,545
Total		38,025

Automobiles 3.13%
General Motors Co.*	333,830	18,975

Banks 9.84%
CIT Group, Inc.	463,944	22,381
Citigroup, Inc.	291,742	19,728
Wells Fargo & Co.	381,350	17,519
Total		59,628

Biotechnology 3.19%
AbbVie, Inc.	166,400	19,352

Building Products 2.68%
Masco Corp.	272,470	16,269

Capital Markets 9.59%
Ameriprise Financial, Inc.	87,506	22,538
Invesco Ltd.	602,028	14,678
KKR & Co., Inc.	327,390	20,874
Total		58,090

Chemicals 2.80%
Dow, Inc.	272,767	16,955

Electric: Utilities 3.46%
NRG Energy, Inc.	507,670	20,936

Energy Equipment &Services 1.48%
Schlumberger NV	310,140	8,941

Health Care Providers & Services 7.69%
CVS Health Corp.	216,282	17,813
McKesson Corp.	79,440	16,192
Universal Health Services, Inc. Class B	78,306	12,561
Total		46,566

Hotels, Restaurants & Leisure 3.31%
Caesars Entertainment, Inc.*	229,890	$20,083

Household Products 2.78%
Spectrum Brands Holdings, Inc.	192,742	16,836

Information Technology Services 5.82%
Euronet Worldwide, Inc.*	135,760	19,389
Sabre Corp.*	1,348,570	15,900
Total		35,289

Insurance 6.07%
Fidelity National
Financial, Inc.	439,150	19,591
Hartford Financial Services Group, Inc. (The)	270,200	17,190
Total		36,781

Interactive Media & Services 3.56%
Facebook, Inc. Class A*	60,480	21,549

Machinery 2.57%
Allison Transmission Holdings, Inc.	389,490	15,545

Media 5.94%
Comcast Corp. Class A	292,670	17,218
Nexstar Media Group, Inc. Class A	127,541	18,757
Total		35,975

Oil, Gas & Consumable Fuels 4.96%
Marathon Petroleum Corp.	161,220	8,903
Pioneer Natural Resources Co.	82,810	12,038
Royal Dutch Shell plc Class A ADR	224,196	9,107
Total		30,048

Pharmaceuticals 2.40%
Bristol-Myers Squibb Co.	214,690	14,571

Software 3.32%
McAfee Corp. Class A	742,560	20,101

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FOCUSED LARGE CAP VALUE FUND July 31, 2021

Investments	Shares	Fair Value (000)
Specialty Retail 5.54%
Lowe’s Cos., Inc.	92,758	$17,874
TJX Cos., Inc. (The)	228,430	15,718
Total		33,592

Tobacco 2.59%
Philip Morris International, Inc.	156,780	15,692
Total Common Stocks (cost $480,199,889)		$599,799
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.86%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $5,093,400 of U.S. Treasury Note at 2.625% due 06/30/2023; value: $5,341,260; proceeds: $5,236,493 (cost $5,236,493)	$5,236	$5,236
Total Investments in Securities 99.86% (cost $485,436,382)		605,035
Other Assets and Liabilities - Net 0.14%		836
Net Assets 100.00%		$605,871

ADR	American Depositary Receipt.
*	Non-income producing security.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$599,799	$–	$–	$599,799
Short-Term Investments
Repurchase Agreements	–	5,236	–	5,236
Total	$599,799	$5,236	$–	$605,035

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FOCUSED SMALL CAP VALUE FUND July 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.54%

Airlines 1.68%
Hawaiian Holdings, Inc.*	199,159	$3,929

Auto Components 2.11%
American Axle & Manufacturing Holdings, Inc.*	508,059	4,923

Banks 13.08%
Bancorp, Inc. (The)*	288,487	6,742
BankUnited, Inc.	124,400	4,924
Customers Bancorp, Inc.*	126,692	4,589
Pacific Premier Bancorp, Inc.	123,900	4,706
TriState Capital Holdings, Inc.*	226,089	4,592
Western Alliance Bancorp	53,573	4,972
Total		30,525

Building Products 2.42%
Masonite International Corp.* 49,844		5,640

Capital Markets 4.71%
Sculptor Capital Management, Inc.	228,834	5,314
Victory Capital Holdings, Inc. Class A	186,569	5,688
Total		11,002

Commercial Services & Supplies 5.04%
RR Donnelley & Sons Co.*	1,157,892	7,086
SP Plus Corp.*	142,618	4,677
Total		11,763

Containers & Packaging 2.04%
Pactiv Evergreen, Inc.	328,400	4,752

Electrical Equipment 2.32%
GrafTech International Ltd.	477,017	5,424

Electronic Equipment, Instruments & Components 1.82%
Avnet, Inc.	103,086	4,259

Energy Equipment & Services 2.39%
Valaris Ltd.*	206,051	5,584
Investments	Shares	Fair Value (000)
Entertainment 1.95%
Marcus Corp. (The)*	283,169	$4,550

Equity Real Estate Investment Trusts 4.08%
Outfront Media, Inc.*	156,067	3,728
Sunstone Hotel Investors, Inc.*	503,172	5,807
Total		9,535

Health Care Equipment & Supplies 1.49%
NuVasive, Inc.*	54,400	3,479

Hotels, Restaurants & Leisure 1.68%
Bally’s Corp.*	79,702	3,925

Household Durables 1.72%
Purple Innovation, Inc.*	152,373	4,013

Household Products 2.41%
Spectrum Brands Holdings, Inc.	64,527	5,636

Information Technology Services 4.95%
Alliance Data Systems Corp.	47,457	4,426
International Money Express, Inc.*	439,977	7,123
Total		11,549

Insurance 5.60%
American Equity Investment Life Holding Co.	156,673	5,028
Axis Capital Holdings Ltd.	62,500	3,179
Stewart Information Services Corp.	82,325	4,858
Total		13,065

Interactive Media & Services 1.87%
Cars.com, Inc.*	361,057	4,362

Machinery 5.47%
Blue Bird Corp.*	212,400	5,310
Columbus McKinnon Corp.	97,700	4,533
Miller Industries, Inc.	77,811	2,919
Total		12,762

Media 2.03%
EW Scripps Co. (The) Class A	248,100	4,734

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – FOCUSED SMALL CAP VALUE FUND July 31, 2021

Investments	Shares		Fair Value (000)
Metals & Mining 1.40%
Lundin Mining Corp.(a)	CAD	359,000	$3,272

Oil Field Equipment & Services 1.41%
International Seaways, Inc.		200,001	3,290

Oil, Gas & Consumable Fuels 5.54%
Centennial Resource Development, Inc. Class A*		657,879	3,428
Chesapeake Energy Corp.		21,279	1,150
MEG Energy Corp.*(a)	CAD	663,800	4,235
Par Pacific Holdings, Inc.*		251,208	4,115
Total			12,928

Professional Services 1.10%
TrueBlue, Inc.*		94,186	2,561

Real Estate Management & Development 2.26%
Realogy Holdings Corp.*		297,075	5,264

Semiconductors & Semiconductor Equipment 2.52%
Silicon Motion Technology Corp. ADR		78,602	5,894

Specialty Retail 4.38%
JOANN, Inc.(b)		302,230	4,673
Sally Beauty Holdings, Inc.*		293,669	5,556
Total			10,229

Technology Hardware, Storage & Peripherals 1.69%
Diebold Nixdorf, Inc.*		378,384	3,939

Thrifts & Mortgage Finance 5.64%
Axos Financial, Inc.*		105,016	5,025
Essent Group Ltd.		74,200	3,352
Flagstar Bancorp, Inc.		104,600	4,786
Total			13,163

Tobacco 2.74%
Turning Point Brands, Inc.		120,571	6,393
Total Common Stocks (cost $199,202,986)			232,344
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.83%

Repurchase Agreements 0.60%
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $1,341,400 of U.S. Treasury Note at 2.625% due 12/31/2023; value: $1,420,301; proceeds: $1,392,452 (cost $1,392,452)	$1,393	$1,393

	Shares
Money Market Funds 0.21%
Fidelity Government Portfolio(c) (cost $504,000)	504,000	504

Time Deposits 0.02%
CitiBank N.A.(c) (cost $56,000)	56,000	56
Total Short-Term Investments (cost $1,952,452)		1,953
Total Investments in Securities 100.37% (cost $201,155,438)		234,297
Other Assets and Liabilities – Net (0.37)%		(872)
Net Assets 100.00%		$233,425

ADR	American Depositary Receipt.
CAD	Canadian dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FOCUSED SMALL CAP VALUE FUND July 31, 2021

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$232,344	$–	$–	$232,344
Short-Term Investments
Repurchase Agreements	–	1,393	–	1,393
Money Market Funds	504	–	–	504
Time Deposits	–	56	–	56
Total	$232,848	$1,449	$–	$234,297

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND July 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.43%

Aerospace & Defense 3.88%
Lockheed Martin Corp.	87,790	$32,629
Raytheon Technologies Corp.	485,460	42,211
Total		74,840

Automobiles 1.88%
General Motors Co.*	638,730	36,305

Banks 8.94%
CIT Group, Inc.	684,650	33,027
Citigroup, Inc.	530,940	35,902
East West Bancorp, Inc.	443,030	31,522
Wells Fargo & Co.	834,130	38,320
Western Alliance Bancorp	360,610	33,472
Total		172,243

Beverages 0.99%
PepsiCo, Inc.	121,530	19,074

Biotechnology 1.68%
AbbVie, Inc.	166,520	19,366
Vertex Pharmaceuticals, Inc.*	64,780	13,059
Total		32,425

Biotechnology Research & Production 0.69%
Biogen, Inc.*	40,820	13,337

Building Products 1.46%
Masco Corp.	472,130	28,191

Capital Markets 5.91%
Ameriprise Financial, Inc.	131,780	33,941
Blackstone Group, Inc. (The)	325,780	37,553
Morgan Stanley	442,170	42,439
Total		113,933

Chemicals 2.85%
Dow, Inc.	401,850	24,979
PPG Industries, Inc.	182,930	29,913
Total		54,892
Investments	Shares	Fair Value (000)
Construction & Engineering 1.00%
EMCOR Group, Inc.	157,670	$19,206

Consumer Finance 1.23%
American Express Co.	138,440	23,608

Diversified Financial Services 1.54%
Equitable Holdings, Inc.	961,410	29,679

Electric: Utilities 2.87%
Edison International	257,080	14,011
NextEra Energy, Inc.	196,300	15,292
NRG Energy, Inc.	631,440	26,040
Total		55,343

Equity Real Estate Investment Trusts 2.13%
Alexandria Real Estate Equities, Inc.	99,320	19,997
Prologis, Inc.	164,510	21,064
Total		41,061

Food & Staples Retailing 1.08%
BJ’s Wholesale Club Holdings, Inc.*	408,820	20,703

Health Care Equipment & Supplies 3.36%
Medtronic plc (Ireland)(a)	304,470	39,980
Zimmer Biomet Holdings, Inc.	151,010	24,678
Total		64,658

Health Care Providers & Services 5.33%
CVS Health Corp.	355,420	29,272
McKesson Corp.	94,580	19,278
UnitedHealth Group, Inc.	131,230	54,096
Total		102,646

Hotels, Restaurants & Leisure 1.67%
Caesars Entertainment, Inc.*	368,620	32,203

Household Products 2.72%
Procter & Gamble Co. (The)	368,670	52,436

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND July 31, 2021

Investments	Shares	Fair Value (000)
Insurance 4.17%
American International Group, Inc.	697,290	$33,017
Arch Capital Group Ltd.*	498,130	19,427
Fidelity National Financial, Inc.	627,400	27,988
Total		80,432

Interactive Media & Services 3.53%
Alphabet, Inc. Class A*	19,440	52,382
Facebook, Inc. Class A*	43,750	15,588
Total		67,970

Life Sciences Tools & Services 0.86%
Thermo Fisher Scientific, Inc.	30,650	16,551

Machinery 1.90%
Allison Transmission Holdings, Inc.	669,590	26,723
Westinghouse Air Brake Technologies Corp.	116,710	9,905
Total		36,628

Media 3.94%
Comcast Corp. Class A	725,340	42,672
Fox Corp. Class A	549,200	19,584
Nexstar Media Group, Inc. Class A	93,290	13,720
Total		75,976

Metals & Mining 0.94%
Reliance Steel & Aluminum Co.	115,370	18,130

Multi-Utilities 1.01%
CMS Energy Corp.	313,380	19,364

Oil, Gas & Consumable Fuels 5.81%
Chesapeake Energy Corp.	351,800	19,015
Marathon Petroleum Corp.	446,260	24,642
Pioneer Natural Resources Co.	186,160	27,062
Royal Dutch Shell plc Class A ADR	584,460	23,741
Investments	Shares		Fair Value (000)
Oil, Gas & Consumable Fuels (continued)
Total SE ADR		399,030	$17,410
Total			111,870

Personal Products 1.44%
Unilever plc(b)	GBP	482,190	27,751

Pharmaceuticals 5.61%
Bristol-Myers Squibb Co.		582,660	39,545
Eli Lilly & Co.		72,810	17,729
Organon & Co.*		963,140	27,941
Sanofi(b)	EUR	221,880	22,870
Total			108,085

Real Estate Investment Trusts 0.77%
Host Hotels & Resorts, Inc.*		935,540	14,903

Road & Rail 1.36%
Norfolk Southern Corp.		101,440	26,154

Semiconductors & Semiconductor Equipment 4.26%
KLA Corp.		29,660	10,326
Micron Technology, Inc.*		172,780	13,404
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		188,130	21,944
Texas Instruments, Inc.		190,730	36,357
Total			82,031

Software 3.05%
Microsoft Corp.		105,950	30,186
Oracle Corp.		328,455	28,622
Total			58,808

Specialty Retail 2.86%
Lowe’s Cos., Inc.		159,420	30,719
TJX Cos., Inc. (The)		355,400	24,455
Total			55,174

Technology Hardware, Storage & Peripherals 3.00%
Apple, Inc.		204,380	29,811
NetApp, Inc.		350,380	27,887
Total			57,698

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – FUNDAMENTAL EQUITY FUND July 31, 2021

Investments	Shares	Fair Value (000)
Tobacco 1.06%
Philip Morris International, Inc.	204,670	$20,485

Trading Companies & Distributors 1.55%
AerCap Holdings NV (Ireland)*(a)	564,320	29,909

Wireless Telecommunication Services 1.10%
T-Mobile US, Inc.*	146,800	21,142
Total Common Stocks (cost $1,470,288,104)		1,915,844
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.49%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $9,547,400 of U.S. Treasury Note at 0.375% due 07/15/2024; value: $9,550,349; proceeds: $9,363,044 (cost $9,363,044)	$9,363	$9,363
Total Investments in Securities 99.92% (cost $1,479,651,148)		1,925,207
Other Assets and Liabilities – Net 0.08%		1,566
Net Assets 100.00%		$1,926,773

ADR	American Depositary Receipt.
EUR	Euro.
GBP	British pound.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$–	$27,751	$–	$27,751
Pharmaceuticals	85,215	22,870	–	108,085
Remaining Industries	1,780,008	–	–	1,780,008
Short-Term Investments
Repurchase Agreements	–	9,363	–	9,363
Total	$1,865,223	$59,984	$–	$1,925,207

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.00%

Brazil 1.68%

Metals & Mining
Vale SA	8,601	$180

Canada 3.47%

Aerospace & Defense 0.94%
CAE, Inc.*	3,327	101

Banks 1.73%
Royal Bank of Canada	1,832	185

Information Technology Services 0.80%
Shopify, Inc.*	57	86
Total Canada		372

China 1.30%

Construction Materials 0.53%2%
Engie SA	5,784	77

Textiles, Apparel & Luxury Goods 1.75%
LVMH Moet Hennessy Louis Vuitton SE	234	187
Total France		632

Germany 0.75%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	2,110	81

Hong Kong 1.81%

Real Estate Management & Development 1.07%
Kerry Properties Ltd.	38,969	115

Textiles, Apparel & Luxury Goods 0.74%
Stella International Holdings Ltd.*	61,445	79
Total Hong Kong		194
Investments	Shares	U.S. $ Fair Value (000)
India 1.79%

Bank		648

Mexico 1.00%

Banks
Grupo Financiero Banorte SAB de CV	16,537	107

Netherlands 4.80%

Information Technology Services 1.37%
Adyen NV*†	54	147

Insurance 1.09%
NN Group NV	2,354	117

Oil, Gas & Consumable Fuels 0.84%
Royal Dutch Shell plc A Shares 4,481		90

Semiconductors & Semiconductor Equipment 1.50%
ASML Holding NV	211	161
Total Netherlands		515

Norway 0.81%

Oil, Gas & Consumable Fuels
Equinor ASA	4,475	87

South Korea 2.66%

Interactive Media & Services 0.43%
NHN Corp.	123	$46

Technology Hardware, Storage & Peripherals 2.23%
Samsung Electronics Co., Ltd.	3,490	239
Total South Korea		285

Spain 0.52%

Electric: Utilities
Iberdrola SA	4,657	56

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 2.79%

Capital Markets 1.85%
UBS Group AG	12,037	198

Life Sciences Tools & Services 0.94%
Lonza Group AG	129	101
Total Switzerland		299

Taiwan 1.41%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	7,244	151

United Kingdom 1.46%

Equity Real Estate Investment Trusts 0.94%
UNITE Group plc (The)	6,229	100

Insurance 0.52%
Prudential plc	2,968	56
Total United Kingdom		156

United States 56.36%

Aerospace & Defense 0.98%
TransDigm Group, Inc.*	163	105

Automobiles 0.88%
General Motors Co.*	1,662	95

United States (continued)

Banks 1.14%
Bancorp, Inc. (The)*	656	$15
Western Alliance Bancorp	1,153	107
		122

Beverages 1.24%
Coca-Cola Co. (The)	2,336	133

Biotechnology 1.92%
Natera, Inc.*	762	87
TG Therapeutics, Inc.*	772	27
Investments	Shares	U.S. $ Fair Value (000)
Vertex Pharmaceuticals, Inc.*	453	92
		206

Building Products 1.03%
Masco Corp.	1,843	110

Capital Markets 1.48%
Ameriprise Financial, Inc.	310	80
Morgan Stanley	824	79
		159

Chemicals 2.53%
Axalta Coating Systems Ltd.*	3,443	104
Valvoline, Inc.	5,438	167
		271

Consumer Finance 1.48%
Ally Financial, Inc.	3,104	159

Diversified Financial Services 0.46%
Equitable Holdings, Inc.	1,594	49

Electrical Equipment 1.18%
AMETEK, Inc.	909	126

Entertainment 1.66%
Activision Blizzard, Inc.	1,037	87
Live Nation Entertainment, Inc.*	588	46
Roku, Inc.*	105	45
		178

United States (continued)

Equity Real Estate Investment Trusts 1.19%
Alexandria Real Estate Equities, Inc.	430	$86
Prologis, Inc.	318	41
		127

Food & Staples Retailing 2.52%
Sysco Corp.	760	56
Walmart, Inc.	1,498	214
		270

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Health Care Equipment & Supplies 2.32%
Align Technology, Inc.*	133	93
DexCom, Inc.*	137	71
Zimmer Biomet Holdings, Inc.	523	85
		249

Health Care Providers & Services 1.76%
UnitedHealth Group, Inc.	459	189

Hotels, Restaurants & Leisure 0.57%
Caesars Entertainment, Inc.*	697	61

Information Technology Services 2.86%
Fidelity National Information Services, Inc.	473	71
Mastercard, Inc. Class A	351	135
PayPal Holdings, Inc.*	362	100
		306

Interactive Media & Services 6.23%
Alphabet, Inc. Class A*	163	439
Facebook, Inc. Class A*	643	229
		668

Internet & Direct Marketing Retail 3.16%
Amazon.com, Inc.*	102	339

Machinery 2.17%
Crane Co.	1,305	127
Stanley Black & Decker, Inc.	536	106
		233
United States (continued)

Oil, Gas & Consumable Fuels 1.97%
Marathon Petroleum Corp.	1,728	$95
Pioneer Natural Resources Co.	797	116
		211

Personal Products 1.05%
Estee Lauder Cos., Inc. (The) Class A	336	112

Pharmaceuticals 1.37%
Investments	Shares	U.S. $ Fair Value (000)
Eli Lilly & Co.	604	147

Road & Rail 1.70%
Norfolk Southern Corp.	570	147
Uber Technologies, Inc.*	797	35
		182

Semiconductors & Semiconductor Equipment 3.27%
Applied Materials, Inc.	893	125
NVIDIA Corp.	1,156	225
		350

Software 6.26%
Microsoft Corp.	1,796	512
RingCentral, Inc. Class A*	166	44
salesforce.com, Inc.*	473	115
		671

Specialty Retail 1.16%
Burlington Stores, Inc.*	184	61
Sally Beauty Holdings, Inc.*	3,313	63
		124

Textiles, Apparel & Luxury Goods 0.82%
NIKE, Inc. Class B	524	88
Total United States		6,040
Total Common Stocks (cost $8,573,037)		10,395

SHORT-TERM INVESTMENTS 2.86%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $298,000 of U.S. Treasury Note at 2.625% due 06/30/2023; value: $312,502; proceeds: $306,303 (cost $306,303)	$306	$306

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Total Investments in Securities 99.86% (cost $8,879,340)		10,701
Other Assets and Liabilities – Net 0.14%		15
Net Assets 100.00%		$10,716

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2021, the total value of Rule 144A securities was $147, which represents 1.37% of net assets.
Investments	Principal Amount (000)	U.S. $ Fair Value (000)

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – GLOBAL EQUITY RESEARCH FUND July 31, 2021

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
China	$–	$139	$–	$139
Denmark	99	162	–	261
France	103	529	–	632
Germany	–	81	–	81
Hong Kong	–	194	–	194
Japan	80	568	–	648
Netherlands	–	515	–	515
Norway	–	87	–	87
South Korea	46	239	–	285
Switzerland	–	299	–	299
Taiwan	–	151	–	151
United Kingdom	100	56	–	156
Remaining Countries	6,947	–	–	6,947
Short-Term Investments
Repurchase Agreements	–	306	–	306
Total	$7,375	$3,326	$–	$10,701

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – GROWTH LEADERS FUND July 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.39%

Aerospace & Defense 1.40%
Axon Enterprise, Inc.*	722,784	$134,452

Automobiles 1.07%
Tesla, Inc.*	149,200	102,530

Banks 1.53%
First Republic Bank	228,559	44,574
SVB Financial Group*	185,856	102,213
Total		146,787

Biotechnology 2.00%
Arena Pharmaceuticals, Inc.*	671,144	41,517
Biogen, Inc.*	182,873	59,750
Intellia Therapeutics, Inc.*	365,103	51,790
TG Therapeutics, Inc.*	1,120,402	39,203
Total		192,260

Capital Markets 2.61%
Blackstone Group, Inc. (The)	1,165,799	134,382
MSCI, Inc.	195,745	116,656
Total		251,038

Commercial Services & Supplies 1.06%
Copart, Inc.*	692,356	101,776

Communications Equipment 0.73%
Arista Networks, Inc.*	184,681	70,251

Electrical Equipment 1.47%
Generac Holdings, Inc.*	335,919	140,871

Electronic Equipment, Instruments & Components 3.18%
Amphenol Corp. Class A	1,329,746	96,393
Cognex Corp.	834,139	75,414
Trimble, Inc.*	1,565,328	133,836
Total		305,643
Investments	Shares	Fair Value (000)
Entertainment 3.31%
Live Nation Entertainment, Inc.*	1,533,708	$120,994
Roku, Inc.*	350,380	150,071
Walt Disney Co. (The)*	265,293	46,697
Total		317,762

Health Care Equipment & Supplies 7.86%
Align Technology, Inc.*	301,190	209,568
DexCom, Inc.*	197,567	101,848
Edwards Lifesciences Corp.*	864,606	97,069
IDEXX Laboratories, Inc.*	209,838	142,381
Intuitive Surgical, Inc.*	205,968	204,209
Total		755,075

Hotels, Restaurants & Leisure 0.47%
Airbnb, Inc. Class A*	315,870	45,488

Industrial Conglomerates 0.75%
Honeywell International, Inc.	306,787	71,724

Information Technology Services 8.64%
EPAM Systems, Inc.*	328,822	184,075
Mastercard, Inc. Class A	501,547	193,567
PayPal Holdings, Inc.*	627,294	172,838
Shopify, Inc. Class A (Canada)*(a)	93,343	140,008
Visa, Inc. Class A	563,746	138,901
Total		829,389

Interactive Media & Services 16.47%
Alphabet, Inc. Class A*	298,125	803,307
Facebook, Inc. Class A*	1,213,935	432,525
Match Group, Inc.*	737,388	117,444
Snap, Inc. Class A*	3,072,969	228,690
Total		1,581,966

Internet & Direct Marketing Retail 1.86%
Amazon.com, Inc.*	53,616	178,412

Personal Products 1.27%
Estee Lauder Cos., Inc. (The) Class A	363,921	121,488

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – GROWTH LEADERS FUND July 31, 2021

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.51%
Zoetis, Inc.	716,325	$145,199

Real Estate Investment Trusts 0.67%
Crown Castle International Corp.	333,759	64,446

Road & Rail 1.34%
Lyft, Inc. Class A*	863,776	47,784
Uber Technologies, Inc.*	1,854,694	80,605
Total		128,389

Semiconductors & Semiconductor Equipment 10.28%
Advanced Micro Devices, Inc.*	1,687,355	179,180
Applied Materials, Inc.	1,395,236	195,236
Lam Research Corp.	182,418	116,275
Monolithic Power Systems, Inc.	345,363	155,158
NVIDIA Corp.	1,751,244	341,475
Total		987,324

Software 15.48%
Atlassian Corp. plc Class A (Australia)*(a)	452,169	147,009
Crowdstrike Holdings, Inc. Class A*	686,726	174,161
DocuSign, Inc.*	347,421	103,545
Five9, Inc.*	245,012	49,318
HubSpot, Inc.*	190,730	113,679
Intuit, Inc.	200,974	106,510
Microsoft Corp.	2,698,272	768,765
SentinelOne, Inc. Class A*	310,580	15,315
UiPath, Inc. Class A*(b)	136,720	8,553
Total		1,486,855

Specialty Retail 4.37%
Burlington Stores, Inc.*	193,807	64,887
Five Below, Inc.*	434,142	84,406
Home Depot, Inc. (The)	266,578	87,488
O’Reilly Automotive, Inc.*	150,988	91,173
RH*	138,660	92,081
Total		420,035
Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 5.89%
Apple, Inc.	3,880,123	$565,955

Textiles, Apparel & Luxury Goods 3.17%
Crocs, Inc.*	603,621	81,978
Lululemon Athletica, Inc. (Canada)*(a)	184,174	73,701
NIKE, Inc. Class B	887,637	148,688
Total		304,367
Total Common Stocks (cost $7,336,958,943)		9,449,482

	Principal Amount (000)

SHORT-TERM INVESTMENTS 2.18%

Repurchase Agreements 1.72%
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $168,738,900 of U.S. Treasury Note at 0.125% due 12/15/2023; value: $168,217,782; proceeds: $164,919,311 (cost $164,919,311)	$164,919	164,919

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – GROWTH LEADERS FUND July 31, 2021

Investments	Shares	Fair Value (000)
Money Market Funds 0.41%
Fidelity Government Portfolio(c) (cost $39,787,878)	39,787,878	$39,788

Time Deposits 0.05%
CitiBank N.A.(c) (cost $4,420,876)	4,420,876	4,421
Total Short-Term Investments (cost $209,128,065)		209,128
Total Investments in Securities 100.57% (cost $7,546,087,008)		9,658,610
Other Assets and Liabilities – Net (0.57)%		(55,000)
Net Assets 100.00%		$9,603,610

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$9,449,482	$–	$–	$9,449,482
Short-Term Investments
Repurchase Agreements	–	164,919	–	164,919
Money Market Funds	39,788	–	–	39,788
Time Deposits	–	4,421	–	4,421
Total	$9,489,270	$169,340	$–	$9,658,610

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – HEALTH CARE FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.16%

Belgium 0.77%

Pharmaceuticals
UCB SA	501	$54

Canada 0.72%

Biotechnology
Trillium Therapeutics, Inc.*	3,768	25
Xenon Pharmaceuticals, Inc.*	1,515	26
Total Canada		51

Denmark 4.27%

Biotechnology 1.67%
Genmab A/S*	261	118

Pharmaceuticals 2.60%
Novo Nordisk A/S Class B	1,981	183
Total Denmark		301

France 1.91%

Life Sciences Tools & Services 0.92%
Sartorius Stedim Biotech	113	65

Pharmaceuticals 0.99%
Sanofi	681	70
Total France		135

Germany 0.51%

Biotechnology
BioNTech SE ADR*	110	36

Netherlands 1.10%

Biotechnology
Argenx SE*	254	78

Sweden 0.45%

Life Sciences Tools & Services
Olink Holding AB ADR*	859	32
Investments	Shares	U.S. $ Fair Value (000)
Switzerland 5.80%

Biotechnology 0.55%
CRISPR Therapeutics AG*	320	$39

Health Care Equipment & Supplies 1.08%
Alcon, Inc.	1,041	76

Life Sciences Tools & Services 1.93%
Lonza Group AG	175	136

Pharmaceuticals 2.24%
Roche Holding AG	410	158
Total Switzerland		409

United Kingdom 3.31%

Pharmaceuticals
AstraZeneca plc	2,036	234

United States 76.32%

Biotechnology 18.01%
Acceleron Pharma, Inc.*	431	54
Arena Pharmaceuticals, Inc.*	907	56
Biogen, Inc.*	133	43
Blueprint Medicines Corp.*	393	35
Bridgebio Pharma, Inc.*	794	42
Curis, Inc.*	2,671	20
Horizon Therapeutics plc*	1,098	110
Insmed, Inc.*	2,540	62
Intellia Therapeutics, Inc.*	496	70
Karuna Therapeutics, Inc.*	347	40
Krystal Biotech, Inc.*	948	55
Mirati Therapeutics, Inc.*	418	67
Natera, Inc.*	999	114
Neurocrine Biosciences, Inc.*	460	43
Protagonist Therapeutics, Inc.*	760	38
Rigel Pharmaceuticals, Inc.*	15,178	61
Rocket Pharmaceuticals, Inc.*	1,075	39
Seagen, Inc.*	375	58
SpringWorks Therapeutics, Inc.*	465	40

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – HEALTH CARE FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

TG Therapeutics, Inc.*	1,997	$70
Turning Point Therapeutics, Inc.*	556	35
Ultragenyx Pharmaceutical, Inc.*	287	23
Vertex Pharmaceuticals, Inc.*	477	96
		1,271

Health Care Equipment & Supplies 25.69%
Abbott Laboratories	545	66
Align Technology, Inc.*	274	191
Axonics, Inc.*	581	39
Cooper Cos., Inc. (The)	219	92
Danaher Corp.	807	240
DexCom, Inc.*	259	134
Edwards Lifesciences Corp.*	1,277	143
IDEXX Laboratories, Inc.*	199	135
Inari Medical, Inc.*	364	33
Insulet Corp.*	305	85
Intuitive Surgical, Inc.*	181	179
Medtronic plc	1,339	176
Nevro Corp.*	227	35
Outset Medical, Inc.*	1,018	42
Pulmonx Corp.*	788	31
Shockwave Medical, Inc.*	243	44
Silk Road Medical, Inc.*	712	36
Zimmer Biomet Holdings, Inc.	683	112
		1,813

Health Care Providers & Services 8.71%
AmerisourceBergen Corp.	645	79
CVS Health Corp.	620	51
HCA Healthcare, Inc.	558	138
Oak Street Health, Inc.*	653	41
UnitedHealth Group, Inc.	742	306
		615

Health Care Technology 1.39%
Cerner Corp.	668	54
Doximity, Inc. Class A*	24	1
Inspire Medical Systems, Inc.*	235	43
		98
Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Internet & Direct Marketing Retail 0.51%
Chewy, Inc. Class A*	426	$36

Life Sciences Tools & Services 9.04%
10X Genomics, Inc. Class A*	238	44
Agilent Technologies, Inc.	453	69
Akoya Biosciences, Inc.*	1,850	32
Bio-Rad Laboratories, Inc. Class A*	126	93
Charles River Laboratories International, Inc.*	90	37
Maravai LifeSciences Holdings, Inc. Class A*	1,110	49
Quanterix Corp.*	741	39
Repligen Corp.*	335	82
Thermo Fisher Scientific, Inc.	357	193
		638

Pharmaceuticals 12.35%
Catalent, Inc.*	604	72
Eli Lilly & Co.	1,161	283
Intra-Cellular Therapies, Inc.*	1,504	52
Johnson & Johnson	721	124
Merck & Co., Inc.	1,474	113
NGM Biopharmaceuticals, Inc.*	1,600	33
Organon & Co.*	1,061	31
Zoetis, Inc.	809	164
		872

Specialty Retail 0.62%
Petco Health & Wellness Co., Inc.*	2,105	44
Total United States		5,387
Total Common Stocks (cost $5,750,166)		6,717

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – HEALTH CARE FUND July 31, 2021

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENTS 4.22%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $304,600 of U.S. Treasury Note at 0.125% due 04/30/2023; value: $304,444; proceeds: $298,450 (cost $298,450)	$298	$298
Total Investments in Securities 99.38% (cost $6,048,616)		7,015
Other Assets and Liabilities – Net 0.62%		44
Net Assets 100.00%		$7,059

ADR	American Depositary Receipt.
*	Non-income producing security.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Canada	$51	$–	$–	$51
Germany	36	–	–	36
Sweden	32	–	–	32
Switzerland	115	294	–	409
United States	5,387	–	–	5,387
Remaining Countries	–	802		802
Short-Term Investments
Repurchase Agreements	–	298	–	298
Total	$5,621	$1,394	$–	$7,015

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.45%

Argentina 0.79%

Internet & Direct Marketing Retail
MercadoLibre, Inc.*	2,051	$3,217

Australia 3.01%

Capital Markets 0.94%
Macquarie Group Ltd.	33,262	3,840

Equity Real Estate Investment Trusts 0.68%
Goodman Group	165,808	2,758

Metals & Mining 1.39%
BHP Group Ltd.	144,758	5,686
Total Australia		12,284

Austria 0.82%

Oil, Gas & Consumable Fuels
OMV AG	61,873	3,341

Brazil 0.64%

Metals & Mining
Vale SA ADR	123,283	2,592

Canada 3.21%

Aerospace & Defense 0.92%
CAE, Inc.*	122,517	3,739

Banks 0.95%
Royal Bank of Canada	38,200	3,863

Oil, Gas & Consumable Fuels 1.34%
Pembina Pipeline Corp.	92,419	3,055
Suncor Energy, Inc.	123,168	2,425
		5,480
Total Canada		13,082
Investments	Shares	U.S. $ Fair Value (000)
China 2.50%

Interactive Media & Services 0.88%
Tencent Holdings Ltd.	59,276	$3,575

Internet & Direct Marketing Retail 0.70%
Alibaba Group Holding Ltd. ADR*	14,752	2,879

Textiles, Apparel & Luxury Goods 0.92%
ANTA Sports Products Ltd.	172,520	3,756
Total China		10,210

Denmark 5.12%

Air Freight & Logistics 1.16%
DSV PANALPINA A/S	19,374	4,723

Beverages 1.11%
Carlsberg A/S Class B	24,519	4,531

Biotechnology 1.21%
Genmab A/S*	10,880	4,917

Pharmaceuticals 1.64%
Novo Nordisk A/S Class B	72,401	6,702
Total Denmark		20,873

Finland 1.15%

Banks
Nordea Bank Abp	401,719	4,704

France 16.28%

Aerospace & Defense 1.93%
Airbus SE*	34,446	4,725
Safran SA	23,926	3,131
		7,856

Auto Components 1.01%
Cie Generale des Etablissements Michelin SCA	25,144	4,107

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Banks 0.80%
Credit Agricole SA	233,916	$3,262

Beverages 1.11%
Pernod Ricard SA	20,548	4,535

Building Products 1.04%
Cie de Saint-Gobain	59,538	4,256

Chemicals 1.08%
Air Liquide SA	25,249	4,391

Construction & Engineering 0.50%
Vinci SA	19,300	2,043

Information Technology Services 0.90%
Capgemini SE	17,066	3,689

Insurance 0.66%
AXA SA	103,288	2,675

Life Sciences Tools & Services 0.98%
Sartorius Stedim Biotech	7,008	4,001

Multi-Utilities 0.62%
Engie SA	191,142	2,549

Oil, Gas & Consumable Fuels 0.80%
Total SE	74,768	3,260

Personal Products 1.51%
L’Oreal SA	13,424	6,141

Textiles, Apparel & Luxury Goods 3.34%
Kering SA	6,087	5,461
LVMH Moet Hennessy Louis Vuitton SE	10,177	8,148
		13,609
Total France		66,374
Investments	Shares	U.S. $ Fair Value (000)
Germany 5.22%

Air Freight & Logistics 1.47%
Deutsche Post AG Registered Shares	88,120	$5,972

Auto Components 0.74%
Continental AG*	22,310	3,031

Automobiles 1.05%
Volkswagen AG	12,896	4,280

Semiconductors & Semiconductor Equipment 1.01%
Infineon Technologies AG	107,679	4,115

Textiles, Apparel & Luxury Goods 0.95%
adidas AG	10,712	3,888
Total Germany		21,286

Hong Kong 3.18%

Capital Markets 0.88%
Hong Kong Exchanges & Clearing Ltd.	56,345	3,601

Insurance 1.43%
AIA Group Ltd.	485,882	5,814

Machinery 0.87%
Techtronic Industries Co. Ltd.	198,315	3,536
Total Hong Kong		12,951

Hungary 0.70%

Commercial Banks
OTP Bank Nyrt*	52,541	2,833

India 1.62%

Banks
HDFC Bank Ltd. ADR	36,763	2,595
ICICI Bank Ltd. ADR	215,990	4,015
Total India		6,610

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Indonesia 0.59%

Banks
Bank Rakyat Indonesia Persero Tbk PT	9,430,958	$2,420

Ireland 0.99%

Construction Materials
CRH plc	81,033	4,053

Japan 16.17%

Auto Components 1.37%
Denso Corp.	81,585	5,605

Automobiles 1.78%
Toyota Motor Corp.	80,800	7,254

Banks 0.65%
Sumitomo Mitsui Financial Group, Inc.	78,000	2,629

Beverages 0.74%
Asahi Group Holdings Ltd.	66,825	3,007

Building Products 0.97%
Daikin Industries Ltd.	18,975	3,963

Diversified Financial Services 0.68%
ORIX Corp.	158,800	2,778

Electrical Equipment 1.61%
Fuji Electric Co., Ltd.	58,500	2,560
Nidec Corp.	35,700	4,007
		6,567

Electronic Equipment, Instruments & Components 2.29%
Keyence Corp.	10,140	5,648
Murata Manufacturing Co., Ltd.	44,400	3,684
		9,332
Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Health Care Equipment & Supplies 1.12%
Hoya Corp.	32,200	$4,546

Household Durables 1.43%
Sony Group Corp.	55,900	5,840

Machinery 2.02%
Ebara Corp.	65,100	3,220
FANUC Corp.	15,100	3,382
Fujitec Co. Ltd.	73,500	1,633
		8,235

Specialty Retail 0.49%
Fast Retailing Co. Ltd.	2,950	2,001

Trading Companies & Distributors 1.02%
ITOCHU Corp.	140,900	4,170
Total Japan		65,927

Mexico 1.20%

Banks 0.67%
Grupo Financiero Banorte SAB de CV	420,417	2,726

Transportation Infrastructure 0.53%
Grupo Aeroportuario del Pacifico SAB de CV ADR(a)	18,938	2,172
Total Mexico		4,898

Netherlands 5.57%

Chemicals 0.76%
Akzo Nobel NV	25,197	3,112

Information Technology Services 1.08%
Adyen NV*†	1,618	4,385

Insurance 0.94%
NN Group NV	77,274	3,842

Oil, Gas & Consumable Fuels 0.74%
Royal Dutch Shell plc A Shares	150,243	3,020

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Semiconductors & Semiconductor Equipment 2.05%
ASML Holding NV	10,929	$8,354
Total Netherlands		22,713

Norway 0.93%

Oil, Gas & Consumable Fuels
Equinor ASA	193,803	3,775

Singapore 0.68%

Banks
United Overseas Bank Ltd.	143,300	2,771

South Africa 1.15%

Metals & Mining
Anglo American plc	106,190	4,706

South Korea 1.88%

Banks 0.01%
KakaoBank Corp.*	500	17	(b)

Technology Hardware, Storage & Peripherals 1.87%
Samsung Electronics Co., Ltd. 111,612		7,627
Total South Korea		7,644

Spain 3.26%

Banks 0.50%
Banco Bilbao Vizcaya Argentaria SA*	316,196	2,024

Diversified Telecommunication Services 1.08%
Cellnex Telecom SA†	67,504	4,402

Electric: Utilities 0.97%
Iberdrola SA	330,126	3,973

Information Technology Services 0.71%
Amadeus IT Group SA*	44,122	2,894
Total Spain		13,293
Investments	Shares	U.S. $ Fair Value (000)
Sweden 1.02%

Machinery
Atlas Copco AB A Shares	61,472	$4,163

Switzerland 6.36%

Capital Markets 1.34%
UBS Group AG	330,622	5,447

Food Products 2.14%
Nestle SA Registered Shares	68,959	8,732

Life Sciences Tools & Services 1.56%
Lonza Group AG	8,149	6,345

Pharmaceuticals 1.32%
Roche Holding AG	13,930	5,382
Total Switzerland		25,906

Taiwan 3.56%

Entertainment 0.79%
Sea Ltd. ADR*	11,699	3,231

Semiconductors & Semiconductor Equipment 2.77%
MediaTek, Inc.	87,090	2,847
Taiwan Semiconductor Manufacturing Co., Ltd.	279,230	5,836
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,283	2,599
		11,282
Total Taiwan		14,513

United Kingdom 5.91%

Banks 0.88%
Barclays plc	747,913	1,809
HSBC Holdings plc	320,785	1,771
		3,580

Beverages 1.17%
Diageo plc	96,376	4,779

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND July 31, 2021

Investments	Shares	U.S.$ Fair Value (000)
United Kingdom (continued)

Equity Real Estate Investment Trusts 0.62%
UNITE Group plc (The)	156,747	$2,522

Insurance 0.91%
Prudential plc	197,194	3,703

Multi-Line Retail 0.70%
Next plc*	25,965	2,844

Pharmaceuticals 1.63%
AstraZeneca plc	57,923	6,656
Total United Kingdom		24,084

United States 2.94%

Biotechnology 0.63%
Horizon Therapeutics plc*	25,532	2,554

Electrical Equipment 1.31%
Schneider Electric SE	31,814	5,328

Trading Companies & Distributors 1.00%
Ferguson plc	29,231	4,098
Total United States		11,980
Total Common Stocks (cost $293,977,601)		393,203

	Principal Amount (000)

SHORT-TERM INVESTMENTS 3.36%

Repurchase Agreements 3.28%
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $13,022,100 of U.S. Treasury Note at 2.625% due 6/30/2023; value: $13,655,794; proceeds: $13,388,011 (cost $13,388,011)	$13,388	13,388
Investments	Shares	U.S. $ Fair Value (000)
Money Market Funds 0.07%
Fidelity Government Portfolio(c) (cost $275,267)	275,267	$275

Time Deposits 0.01%
CitiBank N.A.(c) (cost $30,586)	30,586	31
Total Short-Term Investments (cost $13,693,864)		13,694
Total Investments in Securities 99.81% (cost $307,671,465)		406,897
Other Assets and Liabilities – Net 0.19%		770
Net Assets 100.00%		$407,667

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2021, the total value of Rule 144A securities was $8,787,000, which represents 2.16% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Security was purchased with the cash collateral from loaned securities.

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL EQUITY FUND July 31, 2021

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Argentina	$3,217	$–	$–	$3,217
Brazil	2,592	–	–	2,592
Canada	13,082	–	–	13,082
China	2,879	7,331	–	10,210
India	6,610	–	–	6,610
Mexico	4,898	–	–	4,898
South Korea	–	7,627	17	7,644
Taiwan	5,830	8,683	–	14,513
United Kingdom	2,522	21,562	–	24,084
United States	2,554	9,426	–	11,980
Remaining Countries	–	294,373	–	294,373
Short-Term Investments
Repurchase Agreements	–	13,388	–	13,388
Money Market Funds	275	–	–	275
Time Deposits	–	31	–	31
Total	$44,459	$362,421	$17	$406,897

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.70%

Australia 4.03%

Auto Components 1.02%
GUD Holdings Ltd.	558,763	$4,839

Electric: Utilities 1.32%
AusNet Services	4,708,346	6,297

Food Products 0.78%
Costa Group Holdings Ltd.	1,581,944	3,734

Professional Services 0.91%
IPH Ltd.	732,073	4,353
Total Australia		19,223

Austria 3.83%

Banks 1.06%
BAWAG Group AG†	89,415	5,080

Electronic Equipment, Instruments & Components 1.40%
AT&S Austria Technologie & Systemtechnik AG	145,409	6,662

Machinery 1.37%
ANDRITZ AG	118,955	6,549
Total Austria		18,291

Belgium 1.96%

Equity Real Estate Investment Trusts 0.88%
Warehouses De Pauw CVA	97,007	4,172

Real Estate Management & Development 1.08%
Shurgard Self Storage SA	96,444	5,170
Total Belgium		9,342
Investments	Shares	U.S. $ Fair Value (000)
Canada 2.67%

Aerospace & Defense 1.04%
CAE, Inc.*	162,700	$4,965

Metals & Mining 0.65%
Capstone Mining Corp.*	695,200	3,115

Paper & Forest Products 0.98%
Interfor Corp.	227,300	4,662
Total Canada		12,742

China 0.72%

Food & Staples Retailing 0.31%
Yixintang Pharmaceutical Group Co. Ltd.	332,911	1,504

Marine 0.41%
SITC International Holdings Co. Ltd.	473,000	1,951
Total China		3,455

Finland 0.99%

Machinery
Konecranes OYJ	110,271	4,747

France 2.38%

Construction Materials 1.19%
Vicat SA	113,310	5,712

Health Care Providers & Services 1.19%
Korian SA	149,496	5,675
Total France		11,387

Germany 6.21%

Industrial Conglomerates 1.62%
Rheinmetall AG	80,639	7,738

Life Sciences Tools & Services 0.90%
Gerresheimer AG	41,349	4,318

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Media 0.58%
Stroeer SE & Co. KGaA	35,252	$2,788

Real Estate Management & Development 0.96%
PATRIZIA AG	179,706	4,580

Semiconductors & Semiconductor Equipment 1.44%
Aixtron SE	278,173	6,862

Specialty Retail 0.71%
MYT Netherlands Parent BV ADR*	117,719	3,395
Total Germany		29,681

Hong Kong 2.23%

Hotels, Restaurants & Leisure 0.58%
Melco International Development Ltd.	1,729,000	2,761

Real Estate Management & Development 0.93%
Kerry Properties Ltd.	1,503,500	4,440

Textiles, Apparel & Luxury Goods 0.72%
Stella International Holdings Ltd.*	2,701,432	3,449
Total Hong Kong		10,650

India 2.95%

Banks 1.26%
Federal Bank Ltd.	5,110,507	6,019

Capital Markets 1.69%
UTI Asset Management Co. Ltd.	576,949	8,090
Total India		14,109

Ireland 0.99%

Health Care Providers & Services
UDG Healthcare plc	315,803	4,732
Investments	Shares	U.S. $ Fair Value (000)
Israel 2.05%

Capital Markets 0.54%
Tel Aviv Stock Exchange Ltd.	413,635	$2,557

Machinery 1.51%
Marel HF†	961,035	7,228
Total Israel		9,785

Italy 4.63%

Auto Components 0.63%
Freni Brembo SpA	216,945	3,032

Construction Materials 0.60%
Buzzi Unicem SpA	107,834	2,850

Diversified Financial Services 2.22%
Banca Mediolanum SpA	731,235	7,197
doValue SpA†	295,926	3,392
		10,589

Textiles, Apparel & Luxury Goods 1.18%
Brunello Cucinelli SpA*	41,458	2,568
Salvatore Ferragamo SpA*	153,889	3,070
		5,638
Total Italy		22,109

Japan 17.75%

Auto Components 0.27%
FCC Co., Ltd.	91,900	1,317

Banks 0.99%
Aozora Bank Ltd.	209,800	4,722

Beverages 1.53%
Coca-Cola Bottlers Japan Holdings, Inc.	446,600	7,288

Building Products 1.49%
Sanwa Holdings Corp.	584,200	7,109

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Chemicals 0.98%
Kansai Paint Co., Ltd.	190,100	$4,669

Construction & Engineering 1.10%
SHO-BOND Holdings Co. Ltd.	124,100	5,242

Distributors 0.81%
PALTAC Corp.	83,700	3,887

Equity Real Estate Investment Trusts 0.82%
GLP J-REIT	1,280	2,293
Nippon Prologis REIT, Inc.	486	1,623
		3,916

Information Technology Services 2.65%
NS Solutions Corp.	205,300	6,536
TIS, Inc.	236,000	6,121
		12,657

Machinery 3.20%
CKD Corp.	141,600	2,832
DMG Mori Co., Ltd.	261,400	4,084
Fujitec Co. Ltd.	107,300	2,384
OSG Corp.	320,700	5,999
		15,299

Professional Services 1.01%
TechnoPro Holdings, Inc.	193,200	4,832

Software 1.42%
Money Forward, Inc.*	110,100	6,786

Thrifts & Mortgage Finance 0.61%
Aruhi Corp.	229,200	2,900

Wireless Telecommunication Services 0.87%
Okinawa Cellular Telephone Co.	87,400	4,158
Total Japan		84,782
Investments	Shares	U.S. $ Fair Value (000)
Mexico 1.26%

Banks
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,026,985	$6,018

Norway 2.94%

Semiconductors & Semiconductor Equipment 1.26%
Nordic Semiconductor ASA*	183,330	6,003

Software 1.68%
Crayon Group Holding ASA*†	235,813	4,084
LINK Mobility Group Holding ASA*	240,783	888
Pexip Holding ASA*	369,847	3,043
		8,015
Total Norway		14,018

Portugal 1.31%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,238,816	6,254

South Korea 2.74%

Chemicals 0.97%
Soulbrain Co. Ltd/New	15,672	4,640

Food & Staples Retailing 0.69%
GS Retail Co., Ltd.	106,367	3,267

Semiconductors & Semiconductor Equipment 0.81%
WONIK IPS Co., Ltd.	96,043	3,879

Software 0.27%
Douzone Bizon Co. Ltd.	17,544	1,277
Total South Korea		13,063

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Spain 2.80%

Containers & Packaging 1.45%
Vidrala SA	57,649	$6,934

Independent Power and Renewable Electricity Producer 0.39%
Solaria Energia y Medio Ambiente SA*	95,694	1,849

Professional Services 0.96%
Applus Services SA	477,660	4,598
Total Spain		13,381

Sweden 5.26%

Auto Components 0.89%
Dometic Group AB†	250,772	4,256

Biotechnology 0.98%
Vitrolife AB	81,957	4,669

Commercial Services & Supplies 1.19%
Loomis AB	170,074	5,704

Food & Staples Retailing 0.48%
Axfood AB	85,511	2,314

Internet & Catalog Retail 0.72%
Boozt AB*†	159,288	3,429

Software 1.00%
Cint Group AB*	357,200	4,772
Total Sweden		25,144

Switzerland 5.11%

Aerospace & Defense 0.77%
Montana Aerospace AG*†	95,937	3,654

Containers & Packaging 1.06%
SIG Combibloc Group AG*	171,230	5,052

Insurance 0.49%
Swiss Life Holding AG	4,562	2,353
Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Life Sciences Tools & Services 1.36%
Tecan Group AG	11,286	$6,508

Machinery 1.43%
Sulzer AG	46,604	6,839
Total Switzerland		24,406

Taiwan 0.63%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	142,000	2,998

United Kingdom 19.04%

Aerospace & Defense 0.37%
Senior plc*	783,197	1,764

Beverages 1.70%
Britvic plc	598,463	8,107

Capital Markets 1.31%
Man Group plc	2,269,110	6,244

Construction Materials 0.99%
Breedon Group plc*	3,148,049	4,717

Consumer Finance 0.44%
Arrow Global Group plc*	496,634	2,102

Entertainment 0.82%
Frontier Developments plc*	74,957	2,766
Sumo Group plc*	172,689	1,162
		3,928

Equity Real Estate Investment Trusts 2.45%
Big Yellow Group plc	258,064	5,209
UNITE Group plc (The)	403,569	6,493
		11,702

Household Durables 0.87%
Focusrite plc	211,334	4,171

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Insurance 1.50%
Lancashire Holdings Ltd.	810,414	$7,172

Internet & Direct Marketing Retail 0.49%
ASOS plc*	44,124	2,333

Machinery 0.79%
Concentric AB	163,095	3,753

Media 1.55%
S4 Capital plc*	769,816	7,426

Multi-Line Retail 0.79%
B&M European Value Retail SA	493,873	3,794

Pharmaceuticals 1.06%
Dechra Pharmaceuticals plc	73,074	5,048

Real Estate Management & Development 1.13%
Savills plc	338,007	5,398

Specialty Retail 0.99%
WH Smith plc*	209,003	4,714

Trading Companies & Distributors 1.79%
Grafton Group plc	478,639	8,539
Total United Kingdom		90,912

United States 1.22%

Exchange- Traded Funds
VanEck Vectors Junior Gold Miners	126,906	5,816
Total Common Stocks (cost $373,127,454)		457,045
Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENTS 3.38%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $16,492,000 of U.S. Treasury Note at 0.375% due 07/15/2024; value: $16,497,094; proceeds: $16,173,610 (cost $16,173,610)	$16,173	$16,173
Total Investments in Securities 99.08% (cost $389,301,064)		473,218
Other Assets and Liabilities - Net(a) 0.92%		4,380
Net Assets 100.00%		$477,598

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2021, the total value of Rule 144A securities was $31,123, which represents 6.52% of net assets.
(a)	Other Assets and Liabilities - Net include net unrealized appreciation on total return swaps as follows:

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND July 31, 2021

Open Total Return Swap Contracts at July 31, 2021:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Bank of America	MLLACEB	1 Mo. LIBOR + 0.49% + 2days	94,010	Long	6/15/2022	$7,973,928	$7,979,019	$5,091

*	Merrill Lynch Custom Basket Index.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$12,742	$–	$–	$12,742
Germany	3,395	26,286	–	29,681
Ireland	4,732	–	–	4,732
Israel	9,785	–	–	9,785
Japan	11,965	72,817	–	84,782
Mexico	6,018	–	–	6,018
Norway	4,972	9,046	–	14,018
Spain	6,934	6,447	–	13,381
Sweden	8,201	16,943	–	25,144
Switzerland	3,654	20,752	–	24,406
United Kingdom	41,654	49,258	–	90,912
United States	5,816	–	–	5,816
Remaining Countries	–	135,628	–	135,628
Short-Term Investments
Repurchase Agreements	–	16,173	–	16,173
Total	$119,868	$353,350	$–	$473,218
Other Financial Instruments
Total Return Swap Contracts
Assets	–	5	–	5
Liabilities	–	–	–	–
Total	$–	$5	$–	$5

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.15%

Australia 4.49%

Banks 0.88%
National Australia Bank Ltd.	300,077	$5,722

Equity Real Estate Investment Trusts 1.35%
Goodman Group	530,710	8,827

Metals & Mining 2.26%
BHP Group Ltd.	375,956	14,767
Total Australia		29,316

Austria 2.79%

Banks 1.55%
BAWAG Group AG†	178,274	10,128

Oil, Gas & Consumable Fuels 1.24%
OMV AG	150,094	8,104
Total Austria		18,232

Belgium 0.82%

Beverages
Anheuser-Busch InBev SA	85,165	5,375

Cambodia 0.20%

Hotels, Restaurants & Leisure
NagaCorp Ltd.	1,730,000	1,271

Canada 2.32%

Banks 1.29%
Royal Bank of Canada	83,100	8,405

Oil, Gas & Consumable Fuels 1.03%
Pembina Pipeline Corp.	203,933	6,741
Total Canada		15,146
Investments	Shares	U.S. $ Fair Value (000)
China 2.32%

Construction Materials 0.48%
China Resources Cement Holdings Ltd.	3,788,000	$3,129

Insurance 0.26%
Ping An Insurance Group Co. of China Ltd. Class H	196,000	1,715

Internet & Direct Marketing Retail 0.33%
Alibaba Group Holding Ltd. ADR*	11,138	2,174

Real Estate Management & Development 0.55%
Logan Group Co., Ltd.	3,337,000	3,556

Specialty Retail 0.70%
Topsports International Holdings Ltd.†	3,266,000	4,558
Total China		15,132

Finland 1.47%

Banks
Nordea Bank Abp	816,278	9,559

France 18.94%

Aerospace & Defense 3.49%
Airbus SE*	57,043	7,825
Safran SA	43,651	5,713
Thales SA	88,156	9,252
		22,790

Banks 1.88%
Credit Agricole SA	881,998	12,298

Building Products 1.81%
Cie de Saint-Gobain	165,139	11,804

Construction & Engineering 1.05%
Vinci SA	64,641	6,844

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Diversified Telecommunication Services 1.33%
Orange SA	779,031	$8,670

Gas Utilities 0.78%
Rubis SCA	127,278	5,106

Information Technology Services 1.65%
Capgemini SE	49,701	10,743

Insurance 1.76%
AXA SA	442,845	11,468

Multi-Utilities 2.67%
Engie SA	627,435	8,367
Veolia Environnement SA	275,398	9,032
		17,399

Pharmaceuticals 2.52%
Sanofi	159,438	16,434
Total France		123,556

Germany 8.40%

Air Freight & Logistics 1.77%
Deutsche Post AG Registered Shares	170,129	11,530

Auto Components 0.94%
Continental AG *	45,168	6,136

Automobiles 1.31%
Volkswagen AG	25,748	8,545

Chemicals 1.48%
BASF SE	123,030	9,668

Insurance 1.89%
Allianz SE Registered Shares	49,666	12,345

Media 0.30%
Stroeer SE & Co. KGaA	24,785	1,960
Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Semiconductors & Semiconductor Equipment 0.71%
Infineon Technologies AG	121,679	$4,650
Total Germany		54,834

Hong Kong 1.33%

Real Estate Management & Development
Kerry Properties Ltd.	2,929,500	8,651

India 1.40%

Banks 0.72%
Federal Bank Ltd.	4,008,432	4,721

Oil, Gas & Consumable Fuels 0.68%
Petronet LNG Ltd.	1,509,864	4,431
Total India		9,152

Ireland 0.84%

Beverages
C&C Group plc *	1,660,852	5,467
Italy 1.21%

Electric: Utilities
Enel SpA	853,692	7,867

Japan 15.60%

Auto Components 2.03%
Denso Corp.	192,900	13,252

Banks 1.75%
Sumitomo Mitsui Financial Group, Inc.	337,800	11,387

Beverages 1.62%
Asahi Group Holdings Ltd.	235,500	10,596

Building Products 1.49%
Sanwa Holdings Corp.	801,600	9,755

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Diversified Financial Services 1.56%
ORIX Corp.	580,800	$10,161

Electrical Equipment 1.56%
Fuji Electric Co., Ltd.	232,700	10,184

Electronic Equipment, Instruments & Components 0.57%
TDK Corp.	32,500	3,708

Household Durables 1.41%
Sony Group Corp.	88,000	9,193

Industrial Conglomerates 1.52%
Hitachi Ltd.	172,700	9,934

Machinery 0.58%
Fujitec Co. Ltd.	171,300	3,806

Trading Companies & Distributors 1.51%
ITOCHU Corp.	332,400	9,839
Total Japan		101,815

Macau 0.19%

Hotels, Restaurants & Leisure
Sands China Ltd. *	366,000	1,247

Mexico 1.44%

Banks 0.65%
Grupo Financiero Banorte SAB de CV	657,766	4,264

Transportation Infrastructure 0.79%
Grupo Aeroportuario del Pacifico SAB de CV *	445,900	5,129
Total Mexico		9,393
Investments	Shares	U.S. $ Fair Value (000)
Netherlands 3.74%

Food & Staples Retailing 1.32%
Koninklijke Ahold Delhaize NV	278,311	$8,651

Oil, Gas & Consumable Fuels 2.42%
Royal Dutch Shell plc Class A ADR	388,272	15,772
Total Netherlands		24,423

Singapore 0.95%

Banks
United Overseas Bank Ltd.	319,800	6,183

South Africa 1.76%

Metals & Mining
Anglo American plc	259,742	11,510

South Korea 1.99%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	190,410	13,012

Spain 1.15%

Banks
Banco Bilbao Vizcaya Argentaria SA *	1,172,566	7,506

Sweden 2.74%

Commercial Services & Supplies 1.22%
Loomis AB	237,304	7,959

Machinery 0.62%
Sandvik AB	155,384	4,052

Oil, Gas & Consumable Fuels 0.90%
Lundin Energy AB	188,919	5,889
Total Sweden		17,900

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND July 31, 2021

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 5.85%

Capital Markets 2.14%
UBS Group AG	847,782	$13,968

Insurance 0.63%
Swiss Life Holding AG	7,967	4,109

Pharmaceuticals 3.08%
Novartis AG Registered Shares	116,409	10,765
Roche Holding AG	24,076	9,301
		20,066
Total Switzerland		38,143

United Kingdom 12.76%

Banks 1.12%
Standard Chartered plc	1,219,414	7,310

Electric: Utilities 1.14%
SSE plc	371,778	7,454

Equity Real Estate Investment Trusts 1.32%
UNITE Group plc (The)	536,383	8,630

Hotels, Restaurants & Leisure 0.35%
Entain PLC *	89,853	2,266

Household Durables 1.19%
Persimmon plc	192,809	7,777

Insurance 1.99%
Beazley plc *	674,971	3,682
Prudential plc	494,444	9,285
		12,967

Multi-Line Retail 0.98%
Next plc *	58,436	6,401

Pharmaceuticals 1.35%
AstraZeneca plc	76,500	8,791
Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Tobacco 2.06%
British American Tobacco plc	187,110	$6,959
Imperial Brands plc	301,458	6,454
		13,413

Trading Companies & Distributors 1.26%
Ashtead Group plc	109,920	8,225
Total United Kingdom		83,234

United States 1.45%

Auto Components
Lear Corp.	53,999	9,449
Total Common Stocks (cost $547,548,143)		627,373

	Principal Amount (000)

SHORT-TERM INVESTMENTS 3.84%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $24,147,600 of U.S. Treasury Note at 2.625% due 12/31/2023; value: $25,567,961; proceeds: $25,066,533 (cost $25,066,533)	$ 25,067	25,067
Total Investments in Securities 99.99% (cost $572,614,676)		652,440
Other Assets and Liabilities - Net 0.01%		67
Net Assets 100.00%		$652,507

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL VALUE FUND July 31, 2021

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2021, the total value of Rule 144A securities was $14,686, which represents 2.25% of net assets.
*	Non-income producing security.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$15,146	$–	$–	$15,146
China	2,174	12,958	–	15,132
Ireland	5,467	–	–	5,467
Mexico	9,393	–	–	9,393
Netherlands	15,772	8,651	–	24,423
Sweden	7,959	9,941	–	17,900
United Kingdom	12,312	70,922	–	83,234
United States	9,449	–	–	9,449
Remaining Countries	–	447,229	–	447,229
Short-Term Investments
Repurchase Agreements	–	25,067	–	25,067
Total	$77,672	$574,768	$–	$652,440

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – MICRO CAP GROWTH FUND July 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.97%

Air Freight & Logistics 0.89%
Atlas Air Worldwide Holdings, Inc.*	53,887	$3,609

Auto Components 1.74%
Gentherm, Inc.*	84,624	7,018

Banks 2.33%
Bancorp, Inc. (The)*	209,644	4,899
Silvergate Capital Corp. Class A*	43,977	4,521
Total		9,420

Beverages 1.44%
Celsius Holdings, Inc.*	84,701	5,813

Biotechnology 13.83%
Beam Therapeutics, Inc.*	24,582	2,262
CareDx, Inc.*	67,873	5,704
Curis, Inc.*	411,773	3,125
Insmed, Inc.*	71,747	1,765
Karuna Therapeutics, Inc.*	25,128	2,870
Krystal Biotech, Inc.*	109,301	6,388
MacroGenics, Inc.*	106,169	2,650
Myovant Sciences Ltd. (United Kingdom)*(a)	184,962	3,795
Protagonist Therapeutics, Inc.*	98,568	4,872
Rigel Pharmaceuticals, Inc.*	1,667,866	6,672
Rocket Pharmaceuticals, Inc.*	89,172	3,194
Syndax Pharmaceuticals, Inc.*	109,762	1,600
TG Therapeutics, Inc.*	74,170	2,595
Trillium Therapeutics, Inc. (Canada)*(a)	318,574	2,080
Turning Point Therapeutics, Inc.*	29,045	1,854
Verastem, Inc.*	512,844	1,657
Xenon Pharmaceuticals, Inc. (Canada)*(a)	165,148	2,852
Total		55,935
Investments	Shares	Fair Value (000)
Capital Markets 1.24%
Assetmark Financial Holdings, Inc.*	55,593	$1,451
Piper Sandler Cos.	28,900	3,546
Total		4,997

Commercial Services & Supplies 1.48%
Montrose Environmental Group, Inc.*	111,132	5,967

Communications Equipment 2.95%
Calix, Inc.*	254,629	11,912

Construction & Engineering 1.60%
Ameresco, Inc. Class A*	94,216	6,457

Diversified Telecommunication Services 1.63%
Ooma, Inc.*	355,742	6,599

Electronic Equipment, Instruments & Components 1.98%
nLight, Inc.*	108,789	3,774
OSI Systems, Inc.*	42,273	4,229
Total		8,003

Entertainment 0.37%
IMAX Corp. (Canada)*(a)	93,662	1,512

Health Care Equipment & Supplies 12.01%
Axonics, Inc.*	140,079	9,518
CryoPort, Inc.*(b)	111,892	6,906
Inari Medical, Inc.*	29,707	2,668
NeuroPace, Inc.*	135,453	2,885
OrthoPediatrics Corp.*	112,533	7,072
Outset Medical, Inc.*	64,358	2,636
Pulmonx Corp.*	97,384	3,862
Shockwave Medical, Inc.*	19,249	3,503
SI-BONE, Inc.*	210,399	6,384
Treace Medical Concepts, Inc.*	103,085	3,119
Total		48,553

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – MICRO CAP GROWTH FUND July 31, 2021

Investments	Shares	Fair Value (000)
Health Care Providers & Services 0.63%
Castle Biosciences, Inc.*	36,437	$2,545

Health Care Technology 1.12%
Health Catalyst, Inc.*	77,743	4,514

Hotels, Restaurants & Leisure 1.04%
Lindblad Expeditions Holdings, Inc.*	160,353	2,195
Monarch Casino & Resort, Inc.*	31,367	2,003
Total		4,198

Household Durables 4.65%
Green Brick Partners, Inc.*	238,862	5,988
LGI Homes, Inc.*	34,427	5,884
Sonos, Inc.*	208,255	6,951
Total		18,823

Household Products 1.03%
Central Garden & Pet Co.*	86,680	4,186

Industrial Conglomerates 0.32%
Raven Industries, Inc.	22,163	1,291

Insurance 0.84%
Trupanion, Inc.*	29,537	3,397

Interactive Media & Services 0.84%
Eventbrite, Inc. Class A*	190,254	3,381

Internet Software & Services 1.06%
Cardlytics, Inc.*	34,039	4,288

Leisure Products 1.59%
Johnson Outdoors, Inc. Class A	14,912	1,765
Malibu Boats, Inc. Class A*	55,580	4,650
Total		6,415

Life Sciences Tools & Services 2.70%
Akoya Biosciences, Inc.*	96,776	1,678
NanoString Technologies, Inc.*	74,165	4,594
Quanterix Corp.*	87,189	4,634
Total		10,906
Investments	Shares	Fair Value (000)
Machinery 6.14%
Chart Industries, Inc.*	35,393	$5,502
Evoqua Water Technologies Corp.*	119,995	3,961
Hydrofarm Holdings Group, Inc.*	59,848	2,953
Shyft Group, Inc. (The)	229,703	9,059
Westport Fuel System, Inc. (Canada)*(a)(b)	833,691	3,343
Total		24,818

Media 1.50%
Criteo SA ADR*	156,741	6,080

Personal Products 1.49%
elf Beauty, Inc.*	151,518	4,183
Honest Co., Inc. (The)*(b)	128,028	1,840
Total		6,023

Pharmaceuticals 2.09%
Intra-Cellular Therapies, Inc.*	180,061	6,181
Pliant Therapeutics, Inc.*	112,672	2,276
Total		8,457

Professional Services 2.08%
Kforce, Inc.	64,996	4,058
Willdan Group, Inc.*	105,956	4,370
Total		8,428

Road & Rail 0.77%
HyreCar, Inc.*(b)	177,984	3,111

Semiconductors & Semiconductor Equipment 5.69%
CEVA, Inc.*	104,462	5,185
Ichor Holdings Ltd.*	147,195	7,591
Impinj, Inc.*	74,451	3,425
Rambus, Inc.*	288,274	6,821
Total		23,022

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – MICRO CAP GROWTH FUND July 31, 2021

Investments	Shares	Fair Value (000)
Software 9.90%
Agilysys, Inc.*	181,673	$10,094
Cerence, Inc.*	71,503	7,687
Domo, Inc. Class B*	52,040	4,597
Sprout Social, Inc. Class A*	90,312	8,023
Telos Corp.*	201,438	5,644
Zuora, Inc. Class A*	229,768	3,973
Total		40,018

Specialty Retail 5.20%
Children’s Place, Inc. (The)*	32,138	2,710
Citi Trends, Inc.*	60,355	4,813
Container Store Group, Inc. (The)*	567,555	5,971
MarineMax, Inc.*	34,334	1,847
Sleep Number Corp.*	57,256	5,680
Total		21,021

Technology Hardware, Storage & Peripherals 1.13%
Avid Technology, Inc.*	122,435	4,578

Tobacco 1.64%
Turning Point Brands, Inc.	125,257	6,641

Trading Companies & Distributors 1.03%
Rush Enterprises, Inc. Class A	89,025	4,183
Total Common Stocks (cost $337,168,256)		396,119
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 3.04%

Repurchase Agreements 2.47%
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $10,168,800 of U.S. Treasury Note at 0.375% due 07/15/2024; value: $10,171,941; proceeds: $9,972,407 (cost $9,972,407)	$ 9,973	$9,973

	Shares

Money Market Funds 0.51%
Fidelity Government Portfolio(c) (cost $2,080,129)	2,080,129	2,080

Time Deposits 0.06%
CitiBank N.A.(c) (cost $231,126)	231,126	231
Total Short-Term Investments (cost $12,283,662)		12,284
Total Investments in Securities 101.01% (cost $349,451,918)		408,403
Other Assets and Liabilities – Net (1.01)%		(4,089)
Net Assets 100.00%		$404,314

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – MICRO CAP GROWTH FUND July 31, 2021

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$396,119	$–	$–	$396,119
Short-Term Investments
Repurchase Agreements	–	9,973	–	9,973
Money Market Funds	2,080	–	–	2,080
Time Deposits	–	231	–	231
Total	$398,199	$10,204	$–	$408,403

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – VALUE OPPORTUNITIES FUND July 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.52%

Auto Components 3.40%
Dorman Products, Inc.*	168,970	$17,091
LCI Industries	124,245	18,118
Lear Corp.	154,841	27,094
Total		62,303

Banks 6.74%
East West Bancorp, Inc.	429,835	30,583
Pacific Premier Bancorp, Inc.	540,857	20,542
Signature Bank	114,673	26,027
SVB Financial Group*	31,984	17,590
Western Alliance Bancorp	308,155	28,603
Total		123,345

Biotechnology 1.04%
Horizon Therapeutics plc*	189,591	18,963

Building Products 4.22%
Allegion plc (Ireland)(a)	137,287	18,753
Masonite International Corp.*	264,024	29,877
Simpson Manufacturing Co., Inc.	254,996	28,682
Total		77,312

Capital Markets 1.00%
Moelis & Co. Class A	310,056	18,371

Chemicals 4.87%
Avient Corp.	552,622	26,813
Axalta Coating Systems Ltd.*	901,458	27,134
Valvoline, Inc.	1,145,112	35,132
Total		89,079

Construction & Engineering 1.45%
EMCOR Group, Inc.	217,202	26,458

Containers & Packaging 1.73%
Avery Dennison Corp.	150,103	31,624
Investments	Shares	Fair Value (000)
Electric: Utilities 2.11%
IDACORP, Inc.	190,782	$20,118
Portland General Electric Co. 380,167		18,590
Total		38,708

Electrical Equipment 1.86%
Generac Holdings, Inc.*	80,998	33,967

Electronic Equipment, Instruments & Components 2.46%
Advanced Energy Industries, Inc.	144,243	14,965
Littelfuse, Inc.	113,140	30,094
Total		45,059

Food & Staples Retailing 1.66%
BJ’s Wholesale Club Holdings, Inc.*	598,283	30,297

Health Care Equipment & Supplies 5.82%
Cooper Cos., Inc. (The)	45,112	19,027
Hill-Rom Holdings, Inc.	236,198	32,704
NuVasive, Inc.*	342,985	21,934
STERIS plc	150,584	32,820
Total		106,485

Health Care Providers & Services 3.19%
Covetrus, Inc.*	466,873	11,887
Encompass Health Corp.	199,127	16,577
Molina Healthcare, Inc.*	109,851	29,990
Total		58,454

Hotels, Restaurants & Leisure 1.53%
Caesars Entertainment, Inc.*	320,100	27,964

Household Durables 4.70%
Helen of Troy Ltd.*	89,373	19,965
Leggett & Platt, Inc.	518,700	24,913
Purple Innovation, Inc.*	765,815	20,171
Sonos, Inc.*	626,710	20,920
Total		85,969

Industrial Conglomerates 1.88%
Carlisle Cos., Inc.	170,288	34,439

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – VALUE OPPORTUNITIES FUND July 31, 2021

Investments	Shares	Fair Value (000)
Information Technology Services 5.89%
Alliance Data Systems Corp.	274,848	$25,630
Euronet Worldwide, Inc.*	246,004	35,134
Jack Henry & Associates, Inc.	145,728	25,370
Sabre Corp.*	1,843,152	21,731
Total		107,865

Insurance 3.20%
American Financial Group, Inc.	220,279	27,863
Stewart Information Services Corp.	520,660	30,724
Total		58,587

Internet Software & Services 1.30%
TechTarget, Inc.*	326,271	23,844

Leisure Products 0.59%
Malibu Boats, Inc. Class A*	128,608	10,759

Life Sciences Tools & Services 7.00%
Bio-Techne Corp.	66,437	32,039
Charles River Laboratories International, Inc.*	84,994	34,586
PerkinElmer, Inc.	188,929	34,428
Repligen Corp.*	110,326	27,107
Total		128,160

Machinery 4.89%
Allison Transmission Holdings, Inc.	733,926	29,291
Columbus McKinnon Corp.	536,004	24,870
Crane Co.	364,195	35,411
Total		89,572

Media 1.39%
Criteo SA ADR*	654,652	25,394

Metals & Mining 1.49%
Reliance Steel & Aluminum Co.	173,529	27,270
Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 2.49%
Chesapeake Energy Corp.	294,066	$15,894
Par Pacific Holdings, Inc.*	918,469	15,045
Pioneer Natural Resources Co.	100,519	14,612
Total		45,551

Professional Services 1.36%
Booz Allen Hamilton Holding Corp.	290,061	24,890

Real Estate Investment Trusts 5.68%
Alexandria Real Estate Equities, Inc.	100,318	20,198
CoreSite Realty Corp.	203,521	28,129
First Industrial Realty Trust, Inc.	566,336	31,024
Sunstone Hotel Investors, Inc.*	2,130,700	24,588
Total		103,939

Real Estate Management & Development 0.96%
Marcus & Millichap, Inc.*	441,000	17,548

Road & Rail 1.43%
Saia, Inc.*	115,951	26,205

Semiconductors & Semiconductor Equipment 3.41%
Entegris, Inc.	294,559	35,535
Silicon Motion Technology Corp. ADR	359,590	26,966
Total		62,501

Software 3.16%
Aspen Technology, Inc.*	185,639	27,151
Fair Isaac Corp.*	58,668	30,737
Total		57,888

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – VALUE OPPORTUNITIES FUND July 31, 2021

Investments	Shares	Fair Value (000)
Specialty Retail 2.69%
Burlington Stores, Inc.*	66,443	$22,245
Williams-Sonoma, Inc.	177,666	26,952
Total		49,197

Tobacco 1.43%
Turning Point Brands, Inc.	492,236	26,098

Trading Companies & Distributors 1.50%
AerCap Holdings NV (Ireland)*(a)	519,397	27,528
Total Common Stocks (cost $1,308,952,935)		1,821,593
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.68%

Repurchase Agreements
Repurchase Agreement dated 7/30/2021, 0.00% due 8/2/2021 with Fixed Income Clearing Corp. collateralized by $12,073,700 of U.S. Treasury Note at 2.50% due 08/15/2023; value: $12,775,351; proceeds: $12,524,832 (cost $12,524,832)	$12,525	$12,525
Total Investments in Securities 100.20% (cost $1,321,477,767)		1,834,118
Other Assets and Liabilities – Net (0.20)%		(3,712)
Net Assets 100.00%		$1,830,406

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,821,593	$–	$–	$1,821,593
Short-Term Investments
Repurchase Agreements	–	12,525	–	12,525
Total	$1,821,593	$12,525	$–	$1,834,118

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Durable Growth Fund (“Durable Growth Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund,” formerly “Micro-Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Research Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long- term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long- term growth of capital and income without excessive fluctuations in market value. Durable Growth Fund, Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value ("NAV") each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of the Funds to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Funds files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Durable Growth Fund	$83,267	$85,716
Focused Small Cap Value Fund	541,100	560,000
Growth Leaders Fund	8,414,320	44,208,754
International Equity Fund	298,590	305,853
Micro Cap Growth Fund	2,215,870	2,311,255

Notes to Financial Statements (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2021:

Alpha Strategy Fund
Affiliated Issuer	Value at 10/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)		Net Change in Appreciation (Depreciation)	Value at 7/31/2021	Shares as of 7/31/2021	Dividend Income
Lord Abbett Developing Growth Fund, Inc. - Class I	$135,399,903	$19,300,058	$(9,573,493)	$16,961,025	(a)	$20,842,099	$171,322,488	4,278,783	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	67,384,060	1,459,571	(15,309,409)	(1,445,992)		38,087,639	90,175,869	2,830,379	785,231
Lord Abbett Securities Trust - International Opportunities Fund - Class I	129,478,917	5,573,683	(2,842,313)	579,881		47,694,492	180,484,660	8,148,292	–
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	67,247,368	17,568,130	(15,804,251)	21,487,620	(b)	8,255,288	82,368,826	3,533,626	–
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	133,392,192	2,293,936	(19,238,995)	(7,776,863)		68,374,161	177,044,431	8,040,165	1,619,595
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	135,999,158	9,098,778	(7,655,040)	7,694,518	(c)	46,026,487	183,664,089	7,736,482	681,801
Total	$668,901,598	$55,294,156	$(70,423,501)	$37,500,189		$229,280,166	$885,060,363	34,567,727	$3,086,627

(a)	Includes $11,607,104 of distributed capital gains.
(b)	Includes $16,385,329 of distributed capital gains.
(c)	Includes $7,499,812 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2021, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	19.36%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	20.00%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	10.19%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.39%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	9.31%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.75%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of July 31, 2021, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Crocs, Inc.	2.52%
LGI Homes, Inc.	2.18%
Axon Enterprise, Inc.	2.16%
Endava plc ADR	2.04%
Axonics, Inc.	2.00%
RH	1.89%
Shift4 Payments, Inc. Class A	1.83%
Natera, Inc.	1.76%
Chart Industries, Inc.	1.75%
Calix, Inc.	1.70%

Holdings by Sector*	% of Investments
Communication Services	2.81%
Consumer Discretionary	21.50%
Consumer Staples	1.55%
Financials	5.40%
Health Care	24.88%
Industrials	12.45%
Information Technology	26.33%
Materials	2.48%
Repurchase Agreements	1.23%
Money Market Funds(a)	1.23%
Time Deposits(a)	0.14%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
International Money Express, Inc.	3.04%
RR Donnelley & Sons Co.	3.02%
Bancorp, Inc. (The)	2.88%
Turning Point Brands, Inc.	2.73%
Silicon Motion Technology Corp. ADR	2.52%
Sunstone Hotel Investors, Inc.	2.48%
Victory Capital Holdings, Inc. Class A	2.43%
Masonite International Corp.	2.41%
Spectrum Brands Holdings, Inc.	2.41%
Valaris Ltd.	2.38%

Holdings by Sector*	% of Investments
Communication Services	5.83%
Consumer Discretionary	9.86%
Consumer Staples	5.13%
Energy	9.31%
Financials	28.92%
Health Care	1.48%
Industrials	17.96%
Information Technology	10.94%
Materials	3.42%
Real Estate	6.32%
Repurchase Agreements	0.59%
Money Market Funds(a)	0.22%
Time Deposits(a)	0.02%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Opportunities Fund

Ten Largest Holdings	% of Investments
Grafton Group plc	1.80%
Britvic plc	1.71%
UTI Asset Management Co. Ltd.	1.71%
Rheinmetall AG	1.64%
S4 Capital plc	1.57%
Coca-Cola Bottlers Japan Holdings, Inc.	1.54%
Marel HF	1.53%
Banca Mediolanum SpA	1.52%
Lancashire Holdings Ltd.	1.52%
Sanwa Holdings Corp.	1.50%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Communication Services	3.87%
Consumer Discretionary	10.78%
Consumer Staples	5.54%
Financials	14.72%
Health Care	6.54%
Industrials	22.16%
Information Technology	12.66%
Materials	8.95%
Real Estate	8.32%
Utilities	3.04%
Repurchase Agreements	3.42%
Total	100.00%

*	A sector may comprise several industries.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Calix, Inc.	2.92%
Agilysys, Inc.	2.47%
Axonics, Inc.	2.33%
Shyft Group, Inc. (The)	2.22%
Sprout Social, Inc. Class A	1.96%
Cerence, Inc.	1.88%
Ichor Holdings Ltd.	1.86%
OrthoPediatrics Corp.	1.73%
Gentherm, Inc.	1.72%
Sonos, Inc.	1.70%

Holdings by Sector*	% of Investments
Communication Services	4.30%
Consumer Discretionary	14.07%
Consumer Staples	5.55%
Financials	4.36%
Health Care	32.06%
Industrials	14.17%
Information Technology	22.48%
Repurchase Agreements	2.44%
Money Market Funds(a)	0.51%
Time Deposits(a)	0.06%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Bancorp Inc. (The)	2.40%
Crane Co.	2.25%
International Money Express, Inc.	2.02%
Turning Point Brands, Inc.	2.01%
Spectrum Brands Holdings, Inc.	2.00%
Triumph Bancorp, Inc.	1.94%
Valvoline, Inc.	1.93%
Avient Corp.	1.92%
Silicon Motion Technology Corp. ADR	1.90%
STAG Industrial, Inc.	1.86%

Holdings by Sector*	% of Investments
Communication Services	5.80%
Consumer Discretionary	8.49%
Consumer Staples	4.00%
Energy	6.29%
Financials	23.26%
Health Care	6.50%
Industrials	16.69%
Information Technology	10.43%
Materials	6.00%
Real Estate	9.50%
Transportation	1.03%
Utilities	1.65%
Repurchase Agreements	0.36%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Entegris, Inc.	1.94%
Crane Co.	1.93%
Euronet Worldwide, Inc.	1.92%
Valvoline, Inc.	1.92%
Charles River Laboratories International, Inc.	1.89%
Carlisle Cos., Inc.	1.88%
PerkinElmer, Inc.	1.88%
Generac Holdings, Inc.	1.85%
STERIS plc	1.79%
Hill-Rom Holdings, Inc.	1.78%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Communication Services	1.39%
Consumer Discretionary	12.88%
Consumer Staples	3.08%
Energy	2.48%
Financials	10.92%
Health Care	17.01%
Industrials	18.56%
Information Technology	16.20%
Materials	8.07%
Real Estate	6.62%
Utilities	2.11%
Repurchase Agreements	0.68%
Total	100.00%

*	A sector may comprise several industries.

QPHR-SET-3Q

(09/21)